Interest income and expense	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Interest income and expense
Note 13. Interest income and expense
The table below provides the consolidated interest income and expense by accounting category.

	For the three months ended						For the nine months ended
$ millions		2026 Jul. 31		2026 Apr. 30		2025 Jul. 31		2026 Jul. 31		2025 Jul. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$10,413	$7,110	$9,752	$6,562	$10,193	$7,399	$30,201	$20,515	$30,849	$23,072
Debt securities measured at FVOCI (1)	882	n/a	796	n/a	806	n/a	2,443	n/a	2,424	n/a
Other (3)	1,087	765	1,057	698	1,090	642	3,145	2,114	3,394	1,958
Total	$12,382	$7,875	$11,605	$7,260	$12,089	$8,041	$35,789	$22,629	$36,667	$25,030
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.